UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328

SMA Relationship Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management Americas Inc.
One North Wacker Drive
Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1.   Schedule of Investments

UBS SMA Relationship Trust – Series A

Industry diversification (unaudited)(1)
As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	0.37%
Air freight & logistics	0.30
Airlines	0.08
Auto components	0.10
Automobiles	0.29
Beverages	0.75
Biotechnology	0.78
Capital markets	1.35
Chemicals	1.47
Commercial banks	2.70
Commercial services & supplies	0.64
Communications equipment	0.19
Computers & peripherals	1.84
Construction & engineering	0.27
Construction materials	0.20
Consumer finance	0.12
Containers & packaging	0.19
Distributors	0.19
Diversified consumer services	0.48
Diversified financial services	1.31
Diversified telecommunication services	0.63
Electric utilities	0.87
Electrical equipment	0.83
Electronic equipment, instruments & components	0.46
Energy equipment & services	0.55
Food & staples retailing	1.23
Food products	0.72
Gas utilities	0.05
Health care equipment & supplies	1.00
Health care providers & services	1.30
Health care technology	0.22
Hotels, restaurants & leisure	1.09
Household durables	0.42
Household products	0.35
Independent power producers & energy traders	0.04
Industrial conglomerates	0.78
Insurance	1.36
Internet & catalog retail	0.46
Internet software & services	0.00	(2)
IT services	0.58
Leisure equipment & products	0.06
Life sciences tools & services	0.25
Machinery	1.16
Marine	0.05
Media	1.02
Metals & mining	0.66
Multiline retail	0.31
Multi-utilities	0.19
Office electronics	0.28
Oil, gas & consumable fuels	3.33
Paper & forest products	0.11
Personal products	0.08
Pharmaceuticals	1.73
Professional services	0.59
Real estate investment trust (REIT)	0.09
Real estate management & development	0.21
Road & rail	0.12
Semiconductors & semiconductor equipment	1.24
Software	2.54
Specialty retail	1.11
Tobacco	0.19
Trading companies & distributors	0.58
Transportation infrastructure	0.34
Wireless telecommunication services	0.67

Total common stocks	43.47
Rights	0.00	(2)
Investment companies
UBS U.S. Equity Alpha Relationship Fund	24.21
UBS U.S. Large Cap Growth Equity Relationship Fund	18.01

Total investment companies	42.22
Short-term investment	5.41

Total investments	91.10
Cash and other assets, less liabilities	8.90

Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the SMA Relationship Trust - Series A. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.
(2)	Amount represents less than 0.005%.

UBS SMA Relationship Trust – Series A
Portfolio of investments – March 31, 2010 (unaudited)

Security description	Shares	Value

Common stocks — 43.47%
Australia — 0.91%
Australia & New Zealand Banking Group Ltd.	752	$17,500
Brambles Ltd.	6,300	42,550
Commonwealth Bank of Australia	258	13,327
National Australia Bank Ltd.	1,784	45,053
Qantas Airways Ltd.*	9,292	24,216
QBE Insurance Group Ltd.	4,422	84,525
Westpac Banking Corp.	1,405	35,894
Woodside Petroleum Ltd.	458	19,711

		282,776

Austria — 0.08%
Telekom Austria AG	687	9,604
Vienna Insurance Group	300	15,843

		25,447

Canada — 1.20%
Cenovus Energy, Inc.	1,100	28,733
Shoppers Drug Mart Corp.	900	38,671
Sun Life Financial, Inc.	1,400	45,033
Suncor Energy, Inc.	600	19,513
SXC Health Solutions Corp.*	1,000	67,280
TMX Group, Inc.	500	14,730
Toronto-Dominion Bank	2,100	156,520

		370,480

Cayman Islands — 0.12%
Seagate Technology*	2,000	36,520

China — 0.23%
Cheung Kong Infrastructure Holdings Ltd.	2,000	7,740
CLP Holdings Ltd.	4,500	32,167
Esprit Holdings Ltd.	3,408	26,885
Hang Seng Bank Ltd.	400	5,574

		72,366

Finland — 0.15%
Nokia Oyj*	859	13,377
Stora Enso Oyj, Class R	1,780	13,560
UPM-Kymmene Oyj	1,371	18,193

		45,130

France — 1.56%
AXA SA	375	8,342
BNP Paribas	1,369	105,137
France Telecom SA	3,165	75,728
GDF Suez	1,502	58,020
Lafarge SA	159	11,189
Societe Generale	772	48,553
Total SA	2,992	173,688

		480,657

Germany — 1.25%
BASF SE	448	27,786
Daimler AG	327	15,394
Deutsche Bank AG	129	9,936
E.ON AG	773	28,539
Fresenius Medical Care AG & Co. KGaA ADR	900	50,544
Henkel AG & Co KGaA, Preference shares	2,000	107,674
Metro AG	501	29,720
SAP AG	449	21,747
Siemens AG	674	67,502
ThyssenKrupp AG	434	14,921
Volkswagen AG, Preference shares	149	13,665

		387,428

Ireland — 0.22%
Accenture PLC, Class A	800	33,560
Covidien PLC	500	25,140
Elan Corp. PLC ADR*	1,100	8,338

		67,038

Italy — 0.46%
ENI SpA	1,986	46,593
Finmeccanica SpA	4,194	55,967
Intesa Sanpaolo SpA*	1,439	5,359
UniCredit SpA*	5,320	15,718
Unione di Banche Italiane ScpA	1,357	18,310

		141,947

Japan — 2.81%
Bank of Yokohama Ltd.	5,000	24,495
Bridgestone Corp.	800	13,657
Canon, Inc.	1,200	55,578
Central Japan Railway Co.	5	38,079
Daito Trust Construction Co. Ltd.	800	38,592
Funai Electric Co., Ltd.	200	8,429
Honda Motor Co., Ltd.	1,500	52,947
ITOCHU Corp.	4,000	35,041
JFE Holdings, Inc.	800	32,217
Kirin Holdings Co., Ltd.	1,000	14,750
Komatsu Ltd.	1,800	37,737
Kubota Corp.	2,000	18,226
Lawson, Inc.	700	29,875
Leopalace21 Corp.*	1,100	5,706
Marubeni Corp.	4,000	24,858
Mitsubishi UFJ Financial Group, Inc.	4,800	25,158
Mitsui OSK Lines Ltd.	2,000	14,354
Mitsui Sumitomo Insurance Group Holdings, Inc.	900	24,981
Mizuho Securities Co., Ltd.	5,000	15,831
Nintendo Co., Ltd.	200	66,959
Nippon Electric Glass Co., Ltd.	2,000	28,174
Nippon Mining Holdings, Inc.(1)	3,000	14,023
NTT DoCoMo, Inc.	12	18,278
Ono Pharmaceutical Co., Ltd.	700	31,148
Panasonic Corp.	1,000	15,296
Ricoh Co., Ltd.	2,000	31,233
Sankyo Co., Ltd.	400	19,788
Secom Co., Ltd.	200	8,750
Sompo Japan Insurance, Inc.(1)	3,000	21,050
Sumitomo Corp.	2,300	26,447
Sumitomo Metal Industries Ltd.	11,000	33,298
Sumitomo Mitsui Financial Group, Inc.	400	13,221
Sumitomo Trust & Banking Co., Ltd.	4,000	23,446
Toyota Motor Corp.	200	8,012

		869,634

Luxembourg — 0.18%
ArcelorMittal	1,266	55,555

Netherlands — 0.74%
Akzo Nobel NV	268	15,274
ASML Holding NV	784	28,019
ASML Holding NV, Class G	1,300	46,020
James Hardie Industries NV CDI*	7,580	50,499
Koninklijke Philips Electronics NV	703	22,541
Reed Elsevier NV	1,228	14,924
Royal Dutch Shell PLC, Class B	1,901	52,373

		229,650

Norway — 0.39%
Norsk Hydro ASA*	3,600	27,440
Petroleum Geo-Services ASA*	2,600	34,057
Storebrand ASA*	1,800	14,232
Telenor ASA*	3,300	44,754

		120,483

Portugal — 0.04%
Portugal Telecom SGPS SA	1,160	12,970

Singapore — 0.24%
CapitaLand Ltd.	8,000	22,703
DBS Group Holdings Ltd.	2,000	20,444
Oversea-Chinese Banking Corp., Ltd.	3,000	18,678
United Overseas Bank Ltd.	1,000	13,739

		75,564

Spain — 0.38%
Acciona SA	83	9,205
Banco Santander SA	5,682	75,516
Enagas	708	15,515
Indra Sistemas SA	800	16,402

		116,638

Switzerland — 1.32%
Adecco SA	730	41,436
Credit Suisse Group AG	954	49,175
Nestle SA	1,509	77,282
Novartis AG	333	17,986
Roche Holding AG	1,208	195,910
Zurich Financial Services AG	99	25,379

		407,168

United Kingdom — 2.21%
Associated British Foods PLC	3,575	53,084
Barclays PLC	12,394	67,765
BP PLC	17,611	166,602
British Sky Broadcasting Group PLC	8,465	77,331
Diageo PLC	1,399	23,480
Ensco International PLC ADR	1,100	49,258
Home Retail Group PLC	3,109	12,785
Imperial Tobacco Group PLC	685	20,894
Prudential PLC	5,826	48,404
Rio Tinto PLC	682	40,414
Tullow Oil PLC	3,044	57,741
Vodafone Group PLC	22,900	52,821
Wolseley PLC*	486	11,741

		682,320

United States — 28.98%
ACE Ltd.	1,000	52,300
Activision Blizzard, Inc.	2,500	30,150
Aegean Marine Petroleum Network, Inc.	3,700	105,006
Aflac, Inc.	800	43,432
Air Products & Chemicals, Inc.	200	14,790
Allergan, Inc.	1,900	124,108
Amazon.com, Inc.*	400	54,292
American Electric Power Co., Inc.	1,000	34,180
American Tower Corp., Class A*	1,200	51,132
Amgen, Inc.*	1,300	77,688
Amphenol Corp., Class A	2,300	97,037
AOL, Inc.*	42	1,062
Apple, Inc.*	400	93,972
Applied Materials, Inc.	1,300	17,524
Arch Coal, Inc.	400	9,140
Artio Global Investors, Inc.	3,300	81,642
AT&T, Inc.	2,200	56,848
Atheros Communications, Inc.*	1,800	69,678
Atmel Corp.*	26,500	133,295
Autodesk, Inc.*	1,600	47,072
Avon Products, Inc.	700	23,709
Baker Hughes, Inc.	300	14,052
Bank of America Corp.	3,400	60,690
Bank of New York Mellon Corp.	2,400	74,112
Becton Dickinson and Co.	200	15,746
BioMarin Pharmaceutical, Inc.*	1,700	39,729
BJ Services Co.	1,700	36,380
BorgWarner, Inc.*	500	19,090
Broadcom Corp., Class A	500	16,590
Brocade Communications Systems, Inc.*	5,600	31,976
Bucyrus International, Inc.	1,800	118,782
C.R. Bard, Inc.	1,500	129,930
Carnival Corp.	1,200	46,656
Central European Distribution Corp.*	3,200	112,032
CME Group, Inc.	100	31,611
Cognizant Technology Solutions Corp., Class A*	1,900	96,862
Comcast Corp., Class A	4,200	79,044
Concur Technologies, Inc.*	2,600	106,626
Constellation Brands, Inc., Class A*	4,400	72,336
Continental Resources, Inc.*	2,300	97,865
DaVita, Inc.*	1,800	114,120
Dell, Inc.*	4,300	64,543
Dick’s Sporting Goods, Inc.*	2,700	70,497
Digital Realty Trust, Inc., REIT,	500	27,100
Discover Financial Services	2,500	37,250
Dolby Laboratories, Inc., Class A*	300	17,601
Dollar General Corp.*	1,700	42,925
Dynegy, Inc., Class A*	8,900	11,214
Ecolab, Inc.	2,200	96,690
EnergySolutions, Inc.	8,300	53,369
EOG Resources, Inc.	300	27,882
Exelon Corp.	3,600	157,716
Express Scripts, Inc.*	1,600	162,816

Exxon Mobil Corp.	600	40,188
FedEx Corp.	1,000	93,400
Fidelity National Information Services, Inc.	1,500	35,160
FirstEnergy Corp.	100	3,909
Flowers Foods, Inc.	1,600	39,584
Fortune Brands, Inc.	1,000	48,510
General Dynamics Corp.	500	38,600
General Electric Co.	8,400	152,880
Genzyme Corp.*	900	46,647
H&R Block, Inc.	2,700	48,060
Henry Schein, Inc.*	900	53,010
Hewlett-Packard Co.	1,700	90,355
Home Depot, Inc.	500	16,175
Illinois Tool Works, Inc.	2,800	132,608
Immucor, Inc.*	1,900	42,541
Intel Corp.	1,900	42,294
IntercontinentalExchange, Inc.*	900	100,962
International Business Machines Corp.	100	12,825
Interpublic Group of Cos., Inc.*	2,300	19,136
Johnson & Johnson	600	39,120
Joy Global, Inc.	400	22,640
JPMorgan Chase & Co.	3,000	134,250
Kroger Co.	1,700	36,822
L-3 Communications Holdings, Inc.	200	18,326
LKQ Corp.*	2,900	58,870
Marvell Technology Group Ltd.*	600	12,228
Medco Health Solutions, Inc.*	300	19,368
Medtronic, Inc.	2,100	94,563
Merck & Co., Inc.	1,500	56,025
Microsoft Corp.	3,600	105,372
Monsanto Co.	1,300	92,846
Monster Worldwide, Inc.*	8,400	139,524
Morgan Stanley	1,300	38,077
MSC Industrial Direct Co., Class A	1,600	81,152
MSCI, Inc., Class A*	1,700	61,370
National Oilwell Varco, Inc.	800	32,464
NetApp, Inc.*	4,100	133,496
NetFlix, Inc.*	1,000	73,740
Newfield Exploration Co.*	2,000	104,100
News Corp., Class A	1,100	15,851
Omnicom Group, Inc.	1,400	54,334
O’Reilly Automotive, Inc.*	2,600	108,446
PACCAR, Inc.	700	30,338
PepsiCo, Inc.	200	13,232
Pfizer, Inc.	3,600	61,740
Philip Morris International, Inc.	700	36,512
Praxair, Inc.	800	66,400
Principal Financial Group, Inc.	1,200	35,052
Pulte Homes, Inc.*	2,700	30,375
QUALCOMM, Inc.	400	16,796
Quanta Services, Inc.*	4,400	84,304
Regal-Beloit Corp.	4,300	255,463
Rock-Tenn Co., Class A	1,300	59,241
Salesforce.com, Inc.*	1,200	89,340
SBA Communications Corp., Class A*	1,900	68,533
Scotts Miracle-Gro Co., Class A	3,000	139,050
SolarWinds, Inc.*	5,000	108,300
Solera Holdings, Inc.	3,500	135,275
Southwestern Energy Co.*	2,300	93,656
Sprint Nextel Corp.*	4,000	15,200
Strayer Education, Inc.	405	98,625
Sunoco, Inc.	900	26,739
Symantec Corp.*	1,800	30,456
Sysco Corp.	6,800	200,600
Talecris Biotherapeutics Holdings Corp.*	3,900	77,688
Target Corp.	1,000	52,600
TD Ameritrade Holding Corp.*	8,000	152,480
Teradata Corp.*	4,800	138,672
Tetra Tech, Inc.*	4,000	92,160
Thermo Fisher Scientific, Inc.*	1,500	77,160
Time Warner, Inc.	466	14,572
TreeHouse Foods, Inc.*	1,200	52,644
Tupperware Brands Corp.	500	24,110
Ultra Petroleum Corp.*	1,100	51,293
UnitedHealth Group, Inc.	100	3,267
Urban Outfitters, Inc.*	3,200	121,696
Viacom, Inc., Class B*	1,100	37,818
VMware, Inc., Class A*	776	41,361
Wal-Mart Stores, Inc.	800	44,480

Wells Fargo & Co.	2,600	80,912
WMS Industries, Inc.*	6,900	289,386
Xilinx, Inc.	600	15,300

		8,954,543

Total common stocks (cost — $12,706,453)		13,434,314

	Number of
	rights

Rights — 0.00%(2)
Germany — 0.00%(2)
Volkswagen AG, expires 4/13/2010* (cost — $0)	149	93

	Shares

Investment companies — 42.22%
UBS U.S. Equity Alpha Relationship Fund*(3)	693,723	7,481,872
UBS U.S. Large Cap Growth Equity Relationship Fund*(3)	468,448	5,564,932

Total investment companies (cost — $13,035,075)		13,046,804

Short-term investment — 5.41%
Investment company — 5.41%
JPMorgan Liquid Asset Money Market Fund, 0.010%(4) (cost — $1,670,753)	1,670,753	1,670,753

Total investments — 91.10% (cost — $27,412,281)		28,151,964
Cash and other assets, less liabilities — 8.90%		2,751,928

Net assets — 100.00%		$30,903,892

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $27,412,281; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,120,993
Gross unrealized depreciation	(1,381,310)

Net unrealized appreciation of investments	$739,683

*	Non-income producing security.
(1)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2010, the value of these securities amounted to $35,073 or 0.11% of net asstes.
(2)	Amount represents less than 0.005%.
(3)	Investment in affiliated investment company.
(4)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt
CDI	Chess depositary interest
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust

Forward foreign currency contracts

SMA Relationship Trust—Series A had the following open forward foreign currency contracts as of March 31, 2010:

					Unrealized
	Contracts to			Maturity	appreciation/
	deliver	In exchange for		dates	(depreciation)

Australian Dollar	2,935,000	USD	2,658,890	06/23/10	$(10,160)
Canadian Dollar	790,000	USD	775,879	06/23/10	(1,899)
Euro	5,150,000	USD	7,053,595	06/23/10	97,747
Great Britain Pound	715,000	USD	1,078,910	06/23/10	(5,609)
Japanese Yen	7,500,000	USD	82,833	06/23/10	2,574
New Zealand Dollar	2,270,000	USD	1,586,787	06/23/10	(16,968)
Singapore Dollar	125,000	USD	89,450	06/23/10	128
South African Rand	3,980,000	EUR	397,545	06/23/10	(1,791)
Swiss Franc	165,000	USD	155,712	06/23/10	(878)
United States Dollar	185,566	EUR	135,000	06/23/10	(3,228)
United States Dollar	578,085	KRW	670,000,000	06/04/10	12,666
United States Dollar	1,069,223	MXN	13,540,000	06/23/10	16,579
United States Dollar	642,683	MYR	2,192,000	06/04/10	27,100
United States Dollar	2,093,037	SEK	14,870,000	06/23/10	(33,312)
United States Dollar	878,879	TWD	27,900,000	06/04/10	5,488
United States Dollar	527,614	ZAR	3,980,000	06/23/10	11,121

Net unrealized appreciation on forward foreign currency contracts					$99,558

Currency type abbreviations:
EUR	Euro
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

SMA Relationship Trust—Series A had the following open futures contracts as of March 31, 2010:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US Treasury futures sell contracts:
10 Year US Treasury Notes, 18 contracts (USD)	June 2010	$(2,104,988)	$(2,092,500)	$12,488
Index futures buy contracts:
Amsterdam Exchange Index, 8 contracts (EUR)	April 2010	735,850	740,156	4,306
CAC 40 Euro Index, 3 contracts (EUR)	April 2010	160,622	160,923	301
DAX Index, 1 contracts (EUR)	June 2010	207,541	207,375	(166)
Dow Jones EURO STOXX 50 Index, 28 contracts (EUR)	June 2010	1,065,839	1,078,197	12,358
FTSE 100 Index, 15 contracts (GBP)	June 2010	1,270,328	1,277,090	6,762
MSCI Singapore Index, 4 contracts (SGD)	April 2010	195,776	194,432	(1,344)
NIKKEI 225 Index, 5 contracts (JPY)	June 2010	559,763	593,646	33,883
OMX Stockholm 30 Index, 12 contracts (SEK)	April 2010	168,323	169,100	777
SPI 200 Index, 1 contracts (AUD)	June 2010	111,538	111,930	392
Index futures sell contracts:
Hang Seng Stock Index, 15 contracts (HKD)	April 2010	(1,987,697)	(2,050,745)	(63,048)
S&P 500 Index, 161 contracts (USD)	June 2010	(9,224,414)	(9,379,860)	(155,446)
S&P MidCap 400 Index, 71 contracts (USD)	June 2010	(5,530,332)	(5,595,510)	(65,178)
S&P Toronto Stock Exchange 60 Index, 2 contracts (CAD)	June 2010	(276,373)	(276,828)	(455)
Interest rate futures buy contracts:
Euro-Bund Futures, 25 contracts (EUR)	June 2010	4,144,872	4,165,067	20,195
Interest rate futures sell contracts:
10 Year Japanese Government Bond, 63 contracts (JPY)	June 2010	(9,382,058)	(9,305,455)	76,603

Net unrealized depreciation on futures contracts				$(117,572)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Swap agreements

SMA Relationship Trust—Series A had outstanding credit default swap agreements with the following terms as of March 31, 2010:

Credit default swaps on credit indices—sell protection(1)

				Payments		Payments				Unrealized
	Notional		Termination	made by		received by		Upfront payments		appreciation	Credit
Counterparty	amount		dates	the Fund		the Fund		(made)/received	Value	(depreciation)	spread(2)

Barclays Bank PLC	EUR	500,000	12-20-14	—	%(3)	1.0000	%(4)	$(9,935)	$7,919	$(2,016)	0.70526%
Barclays Bank PLC	USD	1,000,000	12-20-14	—	(5)	1.0000	(4)	(8,880)	8,685	(195)	0.81125
Deutsche Bank	EUR	300,000	06-20-14	—	(6)	1.8500	(4)	(6,599)	18,939	12,340	0.70526
Deutsche Bank	EUR	300,000	06-20-14	—	(6)	1.8500	(4)	(13,774)	18,939	5,165	0.70526
Deutsche Bank	EUR	900,000	06-20-14	—	(6)	1.8500	(4)	(37,335)	56,818	19,483	0.70526
Deutsche Bank	USD	248,000	06-20-14	—	(7)	1.0000	(4)	814	2,557	3,371	0.75137
Deutsche Bank	USD	580,800	06-20-13	—	(8)	1.5500	(4)	—	10,223	10,223	0.99958
Deutsche Bank	USD	1,087,500	06-20-13	—	(9)	5.0000	(4)	—	46,251	46,251	3.62166
Deutsche Bank	USD	1,488,000	06-20-14	—	(7)	1.0000	(4)	19,701	15,339	35,040	0.75137
Deutsche Bank	USD	1,936,000	06-20-13	—	(8)	1.5500	(4)	—	34,077	34,077	0.99958

								$(56,008)	$219,747	$163,739

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
(3)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 12 Index.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 13 Index.
(6)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 11 Index.
(7)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 12 Index.
(8)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 10 Index.
(9)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

	Measurements at 03/31/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)(1)	(Level 2)	(Level 3)	Total

Common stocks	$13,399,241	$—	$35,073	$13,434,314
Rights	93	—	—	93
Investment companies	13,046,804	—	—	13,046,804
Short-term investment	—	1,670,753	—	1,670,753
Other financial instruments(2)	(117,572)	263,297	—	145,725

Total	$26,328,566	$1,934,050	$35,073	$28,297,689

(1)	A significant portion of the total amount reflected in Level 1, $16,757,347, represents transfers out of Level 2 related to the Fund’s fair valuation policy.
(2)	Other financial instruments include open futures contracts, swap agreements and forward foreign currency contracts.

Level 3 Rollforward Disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common stocks	Rights	Total

Assets
Beginning balance	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings(a)	—	—	—
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	35,073	—	35,073

Ending balance	$35,073	$—	$35,073

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 3/31/10.	$6,546	$—	$6,546

(a)  Does not include unrealized gains of $6,546 related to transferred assets, presented at their end of period values.

SMA Relationship Trust – Series M

Summary of municipal securities by state (unaudited)
As a percentage of net asset as of March 31, 2010

Long-term municipal bonds
Alabama	2.10%
Arizona	1.67
California	1.99
Colorado	5.64
Connecticut	2.95
Delaware	3.52
Georgia	2.74
Hawaii	2.20
Illinois	13.16
Indiana	0.98
Louisiana	2.61
Maryland	1.40
Massachusetts	6.71
Michigan	3.26
New York	7.64
North Carolina	6.24
Ohio	2.94
Oregon	1.72
Pennsylvania	2.28
Tennessee	1.43
Texas	10.22
Utah	1.02
Washington	7.25
Wisconsin	2.04

Total long-term municipal bonds	93.71

Mortgage & agency debt security	5.16

Total investments	98.87
Cash and other assets, less liabilities	1.13

Net assets	100.00%

SMA Relationship Trust – Series M – Portfolio of investments
March 31, 2010 (unaudited)

	Face
Security description	amount	Value

Long-term municipal bonds — 93.71%
Alabama — 2.10%
Alabama Public School & College Authority
Revenue Bonds,
Series B,
5.000%, due 05/01/14	$4,000,000	$4,499,000

Arizona — 1.67%
Salt River Project Agricultural Improvement &
Power District Revenue Bonds,
Series A,
5.125%, due 01/01/27	3,465,000	3,566,594

California — 1.99%
Bay Area Toll Authority Revenue Bonds,
Series F-1,
5.250%, due 04/01/29	2,000,000	2,123,700
California State Department of Water Resources
Revenue Bonds,
Series AE,
5.000%, due 12/01/28	2,000,000	2,132,320

		4,256,020

Colorado — 5.64%
Colorado Health Facilities Authority Revenue Bonds,
Series E,
5.125%, due 11/15/16(1),(2)	360,000	420,685
Regional Transportation District Revenue Bonds,
Series A, AMBAC,
5.000%, due 11/01/16(1)	10,000,000	11,635,200

		12,055,885

Connecticut — 2.95%
State of Connecticut General Obligation Bonds,
Series C,
5.000%, due 11/01/11	3,280,000	3,505,598
Series A,
5.000%, due 01/01/14	2,500,000	2,807,150

		6,312,748

Delaware — 3.52%
State of Delaware General Obligation Bonds,
Series A,
5.000%, due 01/01/12	7,000,000	7,513,660

Georgia — 2.74%
State of Georgia General Obligation Bonds,
Series E,
5.000%, due 08/01/17(1)	5,000,000	5,861,150

Hawaii — 2.20%
Hawaii State General Obligation Bonds,
Series DK,
5.000%, due 05/01/28	4,380,000	4,695,448

Illinois — 13.16%
Chicago Metropolitan Water Reclamation
District-Greater Chicago General Obligation Bonds,
5.000%, due 12/01/18	5,600,000	6,250,440
Chicago O’Hare International Airport Revenue Bonds,
Series B,
5.250%, due 01/01/18	8,000,000	8,749,440
Illinois Finance Authority Revenue Bonds,
Series A,
0.220%, due 05/01/31(2)	3,200,000	3,200,000
State of Illinois General Obligation Bonds,
5.000%, due 01/01/16	7,430,000	8,114,749
Will County Community School District No.
161 General Obligation Bonds,
FGIC, 0.857%, due 01/01/12(3)	1,915,000	1,828,767

		28,143,396

Indiana — 0.98%
Indiana Health & Educational Facilities
Financing Authority Hospital Revenue Bonds,
Series B, 5.000%, due 02/15/17	2,000,000	2,086,640

Louisiana — 2.61%
City of Baton Rouge/Parish of East Baton Rouge
LA Revenue Bonds,
0.160%, due 11/01/19(2)	100,000	100,000
City of New Orleans LA General Obligation Bonds,
AGC-ICC FGIC,
5.500%, due 12/01/21	3,010,000	3,296,462
State of Louisiana General Obligation Bonds,
Series A, 5.000%, due 05/01/22	2,000,000	2,191,380

		5,587,842

Maryland — 1.40%
State of Maryland General Obligation Bonds,
Series C, 5.000%, due 11/01/16	2,575,000	2,985,506

Massachusetts — 6.71%
Massachusetts Health & Educational Facilities
Authority Revenue Bonds,
Series A, GO OF INSTN
5.000%, due 12/15/31	5,000,000	5,440,600
5.500%, due 11/15/36	5,500,000	6,109,070
Massachusetts State Water Pollution Abatement Revenue Bonds,
Series A, 5.250%, due 08/01/19	2,395,000	2,802,030

		14,351,700

Michigan — 3.26%
Michigan Municipal Bond Authority Revenue Bonds,
AGM, 5.000%, due 06/01/15	6,290,000	6,976,365

New York — 7.64%
City of New York NY General Obligation Bonds,
Series C, 5.000%, due 08/01/15	2,630,000	2,968,639
Series E, 5.000%, due 08/01/15	2,000,000	2,257,520
New York City Municipal Water Finance
Authority Revenue Bonds,
Series BB, 5.000%, due 06/15/27	3,000,000	3,217,020
Series GG-1, 5.250%, due 06/15/32	2,500,000	2,690,625
Triborough Bridge & Tunnel Authority Revenue Bonds,
AMBAC, 5.125%, due 11/15/26	5,000,000	5,197,950

		16,331,754

North Carolina — 6.24%
North Carolina Eastern Municipal Power
Agency Power Systems Revenue Bonds,
Series A, AMBAC, 5.000%, due 01/01/16	5,800,000	6,334,528
Series A, 6.400%, due 01/01/21(1)	1,000,000	1,237,690
State of North Carolina General Obligation Bonds,
Series A, 5.000%, due 03/01/17	5,000,000	5,776,300

		13,348,518

Ohio — 2.94%
Buckeye Tobacco Settlement Financing
Authority Revenue Bonds,
Series A-2, 5.125%, due 06/01/24	6,815,000	6,287,383

Oregon — 1.72%
Portland Community College District General
Obligation Bonds,
5.000%, due 06/15/25	3,340,000	3,680,079

Pennsylvania — 2.28%
Commonwealth of Pennsylvania General
Obligation Bonds,
5.000%, due 07/01/19	4,250,000	4,876,450

Tennessee — 1.43%
State of Tennessee General Obligation Bonds,
Series C, 5.000%, due 05/01/27	2,795,000	3,050,854

Texas— 10.22%
City of Brownsville General Obligation Bonds,
AMBAC, 0.725%, due 02/15/11(3)	640,000	616,109
North East Independent School District General Obligation Bonds,
Series A, PSF-GTD, 5.000%, due 08/01/27	5,000,000	5,397,250
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/19	2,875,000	3,154,306
Texas State Transportation Commission Revenue Bonds,
Series A, 5.000%, due 04/01/20	7,105,000	7,733,437
University of Texas Revenue Bonds,
Series B, 5.000%, due 08/15/31	4,695,000	4,945,760

		21,846,862

Utah — 1.02%
Utah Transit Authority Revenue Bonds,
Series A, 5.000%, due 06/15/27	2,000,000	2,171,900

Washington — 7.25%
King County School District No. 403 General
Obligation Bonds,
SCH BD GTY, 5.000%, due 12/01/27	6,620,000	7,085,452
State of Washington General Obligation Bonds,
Series A, FGIC, 5.000%, due 07/01/26	3,055,000	3,170,663
Series B, AGM, 5.000%, due 07/01/29	5,000,000	5,240,200

		15,496,315

Wisconsin — 2.04%
State of Wisconsin Revenue Bonds,
Series A, State Appropriation,
5.750%, due 05/01/29	2,000,000	2,194,020
5.750%, due 05/01/33	2,000,000	2,161,400

		4,355,420

Total long-term municipal bonds (cost — $197,591,518)		200,337,489

Mortgage & agency debt security — 5.16%
United States — 5.16%
Federal Home Loan Bank
5.125%, due 08/14/13 (cost — $11,056,406)	10,000,000	11,025,510

Total investments — 98.87% (cost — $208,647,924)		211,362,999
Cash and other assets, less liabilities — 1.13%		2,423,739

Net assets — 100.00%		$213,786,738

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $208,647,924; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,018,081
Gross unrealized depreciation	(1,303,006)

Net unrealized appreciation of investments	$2,715,075

(1)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier reset date or the date of the prerefunded call.
(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(3)	Rate shown reflects annualized yield at March 31, 2010 on zero coupon bond.

AGC-ICC FGIC	Agency Insured Custody Certificate Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO OF INSTN	General Obligation of Institution
PSF-GTD	Permanent School Fund Guaranteed
SCH BD GTY	School Bond Guarantee

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds	$—	$200,337,489	$—	$200,337,489
Mortgage & agency debt security	—	11,025,510	—	11,025,510

Total	$—	$211,362,999	$—	$211,362,999

SMA Relationship Trust – Series T

Industry diversification (unaudited)(1)
As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Beverages	0.25%
Biotechnology	0.12
Building products	0.35
Capital markets	0.18
Commercial banks	1.25
Commercial services & supplies	0.15
Communications equipment	0.14
Diversified financial services	1.37
Diversified telecommunication services	0.45
Electric utilities	0.56
Insurance	0.40
Media	0.28
Oil, gas & consumable fuels	0.59
Real estate investment trust (REIT)	0.33
Specialty retail	0.12
Wireless telecommunication services	0.22

Total corporate bonds	6.76
Asset-backed securities	5.59
Collateralized debt obligation	0.16
Commercial mortgage-backed securities	12.65
Mortgage & agency debt securities	43.71
Municipal bonds	0.70
Stripped mortgage-backed securities	0.08
US government obligation	1.92
Non US-government obligation	1.45

Total bonds	73.02
Investment companies
UBS Corporate Bond Relationship Fund	19.13
UBS High Yield Relationship Fund	3.48
UBS Opportunistic Emerging Markets Debt Relationship Fund	3.28

Total investment companies	25.89
Short-term investment	2.09

Total investments	101.00
Liabilities, in excess of cash and other assets	(1.00)

Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the SMA Relationship Trust—Series T. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

SMA Relationship Trust – Series T – Portfolio of investments
March 31, 2010 (unaudited)

	Face
Security description	amount	Value

Bonds — 73.02%
Corporate bonds — 6.76%
Canada — 0.15%
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	$170,000	$165,282

France — 0.38%
Credit Agricole SA,
6.637%, due 05/31/17(1),(2),(3)	355,000	309,738
EDF SA,
4.600%, due 01/27/20(1)	125,000	123,218

Total France corporate bonds		432,956

Luxembourg — 0.39%
Enel Finance International SA,
3.875%, due 10/07/14(1)	300,000	303,899
Telecom Italia Capital SA,
6.375%, due 11/15/33	146,000	135,250

Total Luxembourg corporate bonds		439,149

Mexico — 0.22%
America Movil SAB de CV,
5.000%, due 03/30/20(1)	250,000	246,772

Netherlands — 0.32%
EDP Finance BV,
6.000%, due 02/02/18(1)	200,000	205,847
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26(1)	145,000	154,248

Total Netherlands corporate bonds		360,095

United Kingdom — 0.99%
Barclays Bank PLC,
5.125%, due 01/08/20	370,000	364,845
Lloyds TSB Bank PLC,
5.800%, due 01/13/20(1)	320,000	312,220
Royal Bank of Scotland Group PLC,
6.400%, due 10/21/19	445,000	444,889

Total United Kingdom corporate bonds		1,121,954

United States — 4.31%
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	270,000	277,803
Cisco Systems, Inc.,
5.900%, due 02/15/39	155,000	157,364
General Electric Capital Corp.,
5.500%, due 01/08/20	160,000	163,242
6.000%, due 08/07/19	690,000	729,102
Hasbro, Inc.,
6.350%, due 03/15/40	140,000	138,327
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	205,000	192,673
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	138,223
MetLife, Inc.,
6.400%, due 12/15/36	250,000	223,750
10.750%, due 08/01/39	175,000	225,567
Morgan Stanley,
5.625%, due 09/23/19	200,000	199,295
Motiva Enterprises LLC,
5.750%, due 01/15/20(1)	155,000	162,254
Owens Corning,
6.500%, due 12/01/16	375,000	396,868
ProLogis, REIT,
5.625%, due 11/15/15	375,000	371,792
Qwest Corp.,
7.625%, due 06/15/15	340,000	371,450
SLM Corp.,
8.000%, due 03/25/20	200,000	194,752
SunTrust Bank,
7.250%, due 03/15/18	270,000	288,723

Time Warner Cable, Inc.,
6.750%, due 07/01/18	280,000	312,861
Waste Management, Inc.,
6.125%, due 11/30/39	170,000	168,716
Williams Partners LP,
6.300%, due 04/15/40(1)	145,000	144,087

Total United States corporate bonds		4,856,849

Total corporate bonds (cost — $7,519,879)		7,623,057

Asset-backed securities — 5.59%
United States — 5.59%
Chase Issuance Trust,
Series 2007-A17, Class A,
5.120%, due 10/15/14	650,000	703,755
Citibank Credit Card Issuance Trust,
Series 2009-A5, Class A5,
2.250%, due 12/23/14	675,000	678,923
Series 2008-C6, Class C6,
6.300%, due 06/20/14	925,000	978,670
Series 2002-C2, Class C2,
6.950%, due 02/18/14	700,000	746,567
Conseco Finance,
Series 2001-C, Class M2,
1.380%, due 08/15/33(2)	968,403	442,692
Irwin Home Equity Corp.,
Series 2005-C, Class 1M3,
6.150%, due 04/25/30(4),(5)	1,514,435	651,207
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.130%, due 11/15/16(2)	600,000	555,989
Series 2003-C7, Class C7,
1.580%, due 03/15/16(2)	850,000	816,539
Series 2004-B1, Class B1,
4.450%, due 08/15/16	700,000	716,760
Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
0.396%, due 03/25/36(2),(4)	1,523,567	15,236

Total asset-backed securities (cost — $9,020,158)		6,306,338

Collateralized debt obligation — 0.16%
Cayman Islands — 0.16%
Ansonia CDO Ltd.,
Series 2006-1, Class G,
7.149%, due 07/28/46
(cost — $8,706,780)(1),(4),(6)	8,752,000	175,040

Commercial mortgage-backed securities — 12.65%
United States — 12.65%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A4,
5.356%, due 10/10/45	2,850,000	2,769,255
Series 2007-2, Class AM,
5.699%, due 04/10/49(2)	375,000	278,627
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW14, Class AM,
5.243%, due 12/11/38	210,000	183,568
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4,
5.886%, due 07/10/38(2)	2,550,000	2,599,512
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4,
5.560%, due 11/10/39	2,500,000	2,474,960
Series 2006-RR2, Class H,
5.672%, due 06/23/46(1),(2)	3,991,000	79,820
Series 2007-GG10, Class A4,
5.805%, due 08/10/45(2)	1,400,000	1,297,123
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP7, Class A4,
5.874%, due 04/15/45(2)	1,250,000	1,290,471
Morgan Stanley Capital I,
Series 2006-HQ10, Class A4,
5.328%, due 11/12/41	1,420,000	1,431,934
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3,
5.765%, due 07/15/45(2)	1,820,000	1,855,054

Total commercial mortgage-backed securities (cost — $13,278,127)		14,260,324

Mortgage & agency debt securities — 43.71%
United States — 43.71%
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
4.160%, due 12/20/36(2),(4)	1,023,631	38,693
Series 2007-C, Class XB4,
5.687%, due 05/20/36(2),(4)	2,373,882	4,520
Series 2007-2, Class B1,
6.068%, due 03/25/37(2),(4)	4,649,273	125,995
Series 2007-2, Class B2,
6.068%, due 03/25/37(2),(4)	4,104,863	29,613
Series 2006-7, Class 1B2,
6.250%, due 09/25/36(4)	1,776,595	17,766
Series 2006-7, Class 1B3,
6.250%, due 09/25/36(4)	404,257	202
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AR4, Class 2B1,
5.468%, due 03/25/37(2)	6,599,547	65,042
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-16, Class B1,
6.198%, due 11/25/36(2),(4)	648,802	324
Series 2006-13, Class B1,
6.250%, due 09/25/36	1,032,607	7,745
Series 2006-J4, Class B1,
6.250%, due 09/25/36	328,355	93
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.680%, due 05/25/36(2)	1,709,982	102,834
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04437, 5.000%,
due 08/01/37	3,980,035	4,115,080
#G02922, 5.500%,
due 04/01/37	664,570	703,105
#C56030, 6.000%,
due 03/01/31	16,599	18,077
#C55783, 6.500%,
due 01/01/29	142,174	156,689
#G00194, 7.500%,
due 02/01/24	239,289	271,591
#C00410, 8.000%,
due 07/01/25	74,944	86,449
#C37436, 8.000%,
due 01/01/30	25,246	29,113
Federal National Mortgage Association Pools,†
#983068, 4.500%,
due 05/01/38	8,222,136	8,250,973
#AC8512, 4.500%,
due 12/01/39	300,000	301,022
#AD1759, 4.500%,
due 02/01/40	1,228,005	1,232,189
#AD3160, 4.500%,
due 02/01/40	200,000	200,681
#975213, 5.000%,
due 03/01/38	1,869,748	1,931,437
#975375, 5.000%,
due 06/01/38	1,423,127	1,470,081
5.000%, TBA	4,100,000	4,212,750
5.000%, TBA	1,425,000	1,469,976
#244450, 5.500%,
due 11/01/23	98,885	105,409
#555591, 5.500%,
due 07/01/33	2,469,579	2,620,878
#994126, 5.500%,
due 11/01/38	7,359,808	7,765,444
#708631, 6.000%,
due 06/01/33	59,295	65,535
#901999, 6.000%,
due 11/01/36	675,000	720,467
#990686, 6.000%,
due 09/01/38	7,111,717	7,562,974
#872912, 6.500%,
due 06/01/36	3,129,420	3,400,847
#675469, 7.000%,
due 04/01/18	60,799	66,179
#253824, 7.000%,
due 03/01/31	26,564	29,727

First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.516%, due 02/25/35(2)		248,131	194,682
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
11.625%, due 10/01/12(7)		2,203	2,203
Government National Mortgage Association Pools,
#701813, 4.500%,
due 04/15/39		985,428	999,122
#G2 2687, 6.000%,
due 12/20/28		43,275	47,036
#495814, 6.000%,
due 01/15/29		42,856	46,488
#G2 508540, 6.000%,
due 02/20/34		510,916	548,394
#486873, 6.500%,
due 01/15/29		21,513	23,680
#338523, 8.000%,
due 12/15/22		3,978	4,565
#780339, 8.000%,
due 12/15/23		33,653	38,618
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR3, Class B2,
5.919%, due 07/25/37(2),(4)		2,100,082	5,054
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class M1,
6.000%, due 04/25/36(4)		3,567,955	109,179
Residential Funding Mortgage Securities I,
Series 2006-SA3, Class M1,
5.982%, due 09/25/36(2),(4)		1,689,164	24,848
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-10, Class B1I,
5.951%, due 11/25/36(2)		1,455,229	2,930
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2002-MS6, Class 3A1,
6.500%, due 09/25/32		27,701	28,498
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-5, Class B3,
5.500%, due 05/25/37		861,448	13,023
Series 2006-AR15, Class B2,
6.027%, due 10/25/36(2)		972,858	5,608

Total mortgage & agency debt securities (cost — $77,768,317)			49,273,428

Municipal bonds — 0.70%
United States — 0.70%
California — 0.28%
State of California General Obligation Bonds,
Series 2009, 7.300%, due 10/01/39		310,000	311,045

Illinois — 0.29%
Illinois State Taxable Pension,
Series 2003, 5.100%, due 06/01/33		395,000	325,764

New York — 0.13%
New York State Urban Development Corp.,
Revenue Bonds
5.770%, due 03/15/39		155,000	153,059

Total municipal bonds (cost — $801,767)			789,868

Stripped mortgage-backed securities — 0.08%
United States — 0.08%
Federal National Mortgage Association
Interest Strips, IO,†
6.000%, due 10/01/35(2),(4)		190,147	24,035
6.500%, due 10/01/35(2),(4)		314,746	62,195

Total stripped mortgage-backed securities (cost — $57,193)			86,230

US government obligation — 1.92%
US Treasury Notes,
3.625%, due 02/15/20 (cost — $2,162,798)		2,200,000	2,162,532

Non US-government obligation — 1.45%
Greece — 1.45%
Hellenic Republic,
2.300%, due 07/25/30(8) (cost — $1,699,961)	EUR	1,712,929	1,636,803

Total bonds (cost — $121,014,980)			82,313,620

	Shares

Investment companies – 25.89%
UBS Corporate Bond Relationship Fund*(9)	1,622,254	21,572,082
UBS High Yield Relationship Fund*(9)	162,301	3,922,902
UBS Opportunistic Emerging Markets Debt
Relationship Fund*(9)	248,771	3,696,485

Total investment companies (cost — $25,716,351)		29,191,469

Short-term investment — 2.09%
Investment company — 2.09%
JPMorgan Liquid Asset Money Market Fund, 0.010%(10) (Cost — $2,352,382)	2,352,382	2,352,382

Total investments — 101.00% (cost — $149,083,713)		113,857,471
Liabilities, in excess of cash and other assets — (1.00%)		(1,122,479)

Net assets — 100.00%		$112,734,992

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $149,083,713; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$8,203,223
Gross unrealized depreciation	(43,429,465)

Net unrealized depreciation of investments	$(35,226,242)

*	Non-income producing security.
†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $2,217,143 or 1.97% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $1,283,907 or 1.14% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.
(6)	This security, which represents 0.16% of net assets as of March 31, 2010, is considered restricted. (See restricted security table below for more information.)

			Acquisition		03/31/10
			cost as a	03/31/10	Market value
	Acquisition	Acquisition	percentage of	Market	as a percentage
Restricted security	dates	cost	net assets	value	of net assets

Ansonia CDO Ltd.,
Series 2006-1, Class G,
7.149%, due 07/28/46	10/25/06	$4,751,780	4.21%	$95,040	0.09%
Series 2006-1, Class G,
7.149%, due 07/28/46	12/28/06	3,955,000	3.51	80,000	0.07

		$8,706,780	7.72%	$175,040	0.16%

(7)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2010, the value of these securities amounted to $2,203 or 0.00% of net assets.
(8)	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.
(9)	Investment in affiliated investment company.
(10)	The rate shown reflects the yield at March 31, 2010.

CDO	Collateralized debt obligations
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
REIT	Real estate investment trust
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Forward foreign currency contracts
SMA Relationship Trust — Series T had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to			Maturity	Unrealized appreciation/
	deliver	In exchange for		dates	(depreciation)

Euro	1,200,000	USD	1,633,860	05/05/10	$13,080
United States Dollar	122,921	EUR	90,000	05/05/10	(1,363)

Net unrealized appreciation on forward foreign currency contracts					$11,717

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

Futures contracts

SMA Relationship Trust — Series T had the following open futures contracts as of March 31, 2010:

	Expiration	Cost/		Unrealized
	dates	(proceeds)	Value	appreciation

US Treasury futures sell contracts:
2 Year US Treasury Notes, 90 contracts (USD)	June 2010	$(19,559,396)	$(19,525,781)	$33,615

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$7,623,057	$—	$7,623,057
Asset-backed securities	—	5,655,131	651,207	6,306,338
Collateralized debt obligation	—	—	175,040	175,040
Commercial mortgage-backed securities	—	14,260,324	—	14,260,324
Mortgage & agency debt securities	—	49,271,225	2,203	49,273,428
Municipal bonds	—	789,868	—	789,868
Stripped mortgage-backed securities	—	86,230	—	86,230
US government obligation	—	2,162,532	—	2,162,532
Non US-government obligation	—	1,636,803	—	1,636,803
Investment companies	—	29,191,469	—	29,191,469
Short-term investments	—	2,352,382	—	2,352,382
Other financial instruments(1)	33,615	11,717	—	45,332

Total	$33,615	$113,040,738	$828,450	$113,902,803

(1)  Other financial instruments include open futures contracts and forward foreign currency contracts.

Level 3 Rollforward Disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

			Mortgage &
	Asset-backed	Collateralized debt	agency debt	Stripped mortgage-
	securities	obligations	securities	backed securities	Total

Assets
Beginning balance	$636,063	$175,040	$2,595	$144,688	$958,386
Total gains or losses (realized/unrealized) included in earnings	13,216	—	—	61,734	74,950
Purchases, sales, issuances, and settlements (net)	1,928	—	(392)	(206,422)	(204,886)
Transfers in and/or out of Level 3	—	—	—	—	—

Ending balance	$651,207	$175,040	$2,203	$—	$828,450

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$13,216	$—	$(19)	$—	$13,197

1) Valuation of investments
Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. If a market value is not available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”).

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ adoption of use of the practical expedient within ASC Topic 820, as it pertains to UBS Private Money Market, that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also values at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3 – Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measures. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

In March 2008, the FASB amended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”), which changed the disclosure requirements for derivatives and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC 815. ASC 815 requires (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

2) Swap agreements
Each Fund may engage in swap agreements, including interest rate, credit default and total return swap agreements. The Funds expect to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Each Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap agreement is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return or payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2010 for which the Fund is the seller of protection are disclosed under the section “Credit default swaps on credit indices—sell protection” in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk and that there may be unfavorable changes in the underlying investments or instruments. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk and that there may be unfavorable changes in the underlying investment or instrument.

The use of swap agreements involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Funds would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Daily fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

3) Transactions with affiliates
The Funds may invest in certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended March 31, 2010 were as follows:

SMA Relationship Trust – Series A

					Change in net
				Net	unrealized
Affiliated investment companies	Value 12/31/09	Purchases	Sales proceeds	realized gain	appreciation	Value 03/31/10	% of net assets

UBS U.S. Equity Alpha Relationship Fund	$6,164,766	$1,000,000	$—	$—	$317,106	$7,481,872	24.21%
UBS U.S. Large Cap Growth Equity Relationship Fund	5,445,009	—	—	—	119,923	5,564,932	18.01

	$11,609,775	$1,000,000	$—	$—	$437,029	$13,046,804	42.22%

SMA Relationship Trust – Series T

					Change in net
				Net	unrealized
Affiliated investment companies	Value 12/31/09	Purchases	Sales proceeds	realized gain	appreciation	Value 03/31/10	% of net assets

UBS Corporate Bond Relationship Fund	$29,390,507	$—	$8,500,000	$650,551	$31,024	$21,572,082	19.13%
UBS High Yield Relationship Fund	3,760,909	—	—	—	161,993	3,922,902	3.48
UBS Opportunistic Emerging Markets Debt Relationship Fund	3,453,212	—	—	—	243,273	3,696,485	3.28

	$36,604,628	$—	$8,500,000	$650,551	$436,290	$29,191,469	25.89%

Series M did not have any investments in affiliated investment companies during the period ended March 31, 2010.

For more information regarding the Funds’ other significant accounting policies please refer to the Funds’ annual report to shareholders dated December 31, 2009.

Item 2.   Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark Carver
Mark Carver
President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Carver
Mark Carver
President

Date:	May 28, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 28, 2010